BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	$ 192	$ 64
Other Interested And Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	$ 45	$ 38